Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Income Taxes
14.
Income Taxes
Under
the
laws
of
the
countries
of
the
companies’
incorporation
and
/
or
vessels’
registration,
the
companies are
not subject
to tax
on international
shipping income;
however, they are
subject to
registration
and tonnage
taxes, which
are included
in vessel
operating expenses
in the
accompanying consolidated
statements of income.
The vessel-owning
companies with
vessels that
have called
on the
United States
are obliged
to file
tax
returns with the Internal Revenue Service. However, pursuant to the Internal Revenue Code of the United
States, U.S.
source income from
the international operations
of ships
is generally exempt
from U.S.
tax.
The applicable tax is 50 % of 4
% of U.S.-related gross transportation
income unless an exemption
applies.
The Company and each
of its subsidiaries expects it
qualifies for this statutory
tax exemption for the 2025,
2024 and
2023 taxable years,
and the
Company takes this
position for
United States federal
income tax
return reporting purposes.